FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period			$ (6,813)
Additions			(1,118)
Payments			1,169
Remeasurement gain	$ (18)	$ (16)	37	$ (41)
Foreign exchange impact			(173)
Balance at end of period	$ (6,898)		$ (6,898)